Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiary of limited liability company or limited partnership
As at the date of this report, the Company had direct and indirect interests in its subsidiaries, all of which are private limited liability companies, the particulars of which are set out below:

	Date of incorporation	Place of incorporation	Equity interest held	Principal activities
Name of subsidiaries
Intchains Global Limited	October 29, 2021	The BVI	100%	Investment Holding
Intchains Pte. Ltd.	November 17, 2021	Singapore	100%	Research and development of ICs
Intchains Investment (BVI) Limited	July 1, 2021	The BVI	100%	Investment Holding
Intchains Technology (Hongkong) Limited	July 16, 2021	Hong Kong	100%	Investment Holding and Trading business
Jerryken Intelligent Technology (Shanghai) Co., Ltd.	September 28, 2021	Shanghai, China	100%	Research and development of ICs
Shanghai Intchains Technology Co., Ltd.	December 13, 2017	Shanghai, China	100%	Research and development of ICs
Shanghai Lianfa Information Technology Co., Ltd.	September 9, 2021	Shanghai, China	100%	Research and development of ICs
Shanghai Xinbaiwei Smart Technology Co., Ltd.	October 22, 2021	Shanghai, China	100%	Research and development of ICs
Yancheng Intchains Technology Co., Ltd.*	July 19, 2019	Yancheng, China	100%	Research and development of ICs
Shanghai Intchains Technology (Hong Kong) Company Limited.*	August 2, 2018	Hong Kong	100%	Trading business
Intchains Capital Limited	May 17, 2023	Cayman Islands	100%	Investment Holding

*
Yancheng Intchains Technology Co., Ltd. was
de-registered
on September 17, 2021. Shanghai Intchains Technology (Hong Kong) Company Limited was transferred to an independent third party with consideration of RMB10,000 on August 19, 2021, the disposal loss was immaterial.